April 30, 2020
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Life Insurance Company
Registration Statement(s) filed on Form N-4
Nationwide Variable Account - 9
BOA America's Future Annuity	333-28995
Key Future
NEA Valuebuilder Future
Waddell & Reed Advisors Select Plus Annuity
America's Future Horizon Annuity
The BB&T Future Annuity
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)	the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at (614) 677-7153 with any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Zachary Fithian
Zachary Fithian
Counsel
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies